Financial Risk Management - Disclosure of Detailed Information About Hedging Instruments (Details) (Bendon Limited) - Bendon Limited [Member]	7 Months Ended	12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2018 NZD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2015 NZD ($)
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount		$ 3,544,649
Buy USD / Sell NZD [Member] | Less than Six Months [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount	$ 47,292,000	$ 48,149,000	$ 38,697,000	$ 24,932,000
Average foreign exchange rate	0.6687	0.7061	0.6473	0.7320
Buy USD / Sell NZD [Member] | Six Months to One Year [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount	$ 3,479,000		$ 22,378,000	$ 3,854,000
Average foreign exchange rate	0.7186		0.6424	0.7136
Buy AUD / Sell NZD [Member] | Less than Six Months [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount	$ 2,250,000	$ 2,247,000	$ 5,242,000
Average foreign exchange rate	0.8890	0.8900	0.9066
Buy GBP / Sell NZD [Member] | Less than Six Months [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount	$ 1,000,000		$ 1,000,000
Average foreign exchange rate	0.5784		0.4181